Vanguard® S&P Small-Cap 600 Growth Index Fund
Schedule of Investments (unaudited)
As of November 30, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Communication Services (2.6%)
	Cogent Communications Holdings Inc.	36,175	2,103
*	Iridium Communications Inc.	48,112	1,544
*	Glu Mobile Inc.	126,272	1,277
*	Vonage Holdings Corp.	89,250	1,148
	Shenandoah Telecommunications Co.	23,996	1,066
*	TechTarget Inc.	19,881	1,044
*	QuinStreet Inc.	41,641	743
	EW Scripps Co. Class A	23,049	294
			9,219
Consumer Discretionary (13.5%)
*	YETI Holdings Inc.	64,317	4,063
*	Crocs Inc.	57,961	3,413
	LCI Industries	21,621	2,719
*	Shake Shack Inc. Class A	30,563	2,496
	Steven Madden Ltd.	66,468	2,092
	MDC Holdings Inc.	43,050	2,078
*	LGI Homes Inc.	18,976	2,050
*	Installed Building Products Inc.	19,465	1,924
	Callaway Golf Co.	80,913	1,719
*	Meritage Homes Corp.	18,422	1,661
*	Sleep Number Corp.	23,830	1,654
*	Stamps.com Inc.	8,460	1,586
	Winnebago Industries Inc.	28,963	1,533
	Rent-A-Center Inc.	41,637	1,408
*	Cavco Industries Inc.	7,338	1,321
	Shutterstock Inc.	18,988	1,306
*	Dorman Products Inc.	13,400	1,238
	Patrick Industries Inc.	18,946	1,194
*	Boot Barn Holdings Inc.	24,801	1,023
*	Asbury Automotive Group Inc.	8,455	953
	Dine Brands Global Inc.	14,112	889
*	iRobot Corp.	10,545	827
	Bloomin' Brands Inc.	46,537	814
*	Gentherm Inc.	13,472	766
	Monro Inc.	16,022	753
	La-Z-Boy Inc.	18,976	703
*	Zumiez Inc.	17,924	665
*	Universal Electronics Inc.	11,975	631
*	M/I Homes Inc.	13,002	591
	Dave & Buster's Entertainment Inc.	23,246	589
*	Century Communities Inc.	11,970	533

		Shares	Market Value ($000)
	Buckle Inc.	15,517	416
*	America's Car-Mart Inc.	3,938	412
*	Chuy's Holdings Inc.	16,919	401
*	Monarch Casino & Resort Inc.	6,673	368
*	Hibbett Sports Inc.	7,535	310
*	Perdoceo Education Corp.	26,138	296
	PetMed Express Inc.	9,062	278
	Ruth's Hospitality Group Inc.	17,790	277
*	El Pollo Loco Holdings Inc.	8,574	134
*	Liquidity Services Inc.	11,201	107
			48,191
Consumer Staples (3.4%)
	WD-40 Co.	11,745	2,987
	Medifast Inc.	10,112	2,064
	J & J Snack Foods Corp.	12,829	1,865
	Coca-Cola Consolidated Inc.	3,989	1,044
	Inter Parfums Inc.	15,154	823
	Vector Group Ltd. Class B	69,992	787
	PriceSmart Inc.	8,809	716
	Calavo Growers Inc.	7,981	572
	John B Sanfilippo & Son Inc.	7,582	563
*,1	National Beverage Corp.	4,810	471
	MGP Ingredients Inc.	4,989	217
			12,109
Energy (1.3%)
*	Matador Resources Co.	94,359	961
*	PDC Energy Inc.	43,646	730
	DMC Global Inc.	12,683	518
*	Helix Energy Solutions Group Inc.	121,153	455
*	Par Pacific Holdings Inc.	34,317	391
	Core Laboratories NV	14,916	328
*	SEACOR Holdings Inc.	8,863	294
*	REX American Resources Corp.	2,254	177
*	Talos Energy Inc.	20,243	173
*,1	Callon Petroleum Co.	17,848	170
	QEP Resources Inc.	97,214	156
*	Penn Virginia Corp.	13,163	119
*	Dorian LPG Ltd.	7,943	87
*	Geospace Technologies Corp.	9,049	56
			4,615
Financials (12.0%)
	Kinsale Capital Group Inc.	18,238	4,380
*	Trupanion Inc.	27,889	2,827
	Walker & Dunlop Inc.	24,863	1,989
*	eHealth Inc.	22,132	1,682
	Community Bank System Inc.	26,224	1,632
*	NMI Holdings Inc. Class A	72,867	1,596
	ServisFirst Bancshares Inc.	40,291	1,522
	PennyMac Mortgage Investment Trust	85,299	1,459
	Independent Bank Corp.	18,386	1,244
	United Community Banks Inc.	52,024	1,244
*	Palomar Holdings Inc.	18,607	1,230
	Virtus Investment Partners Inc.	6,191	1,107
	CVB Financial Corp.	52,533	998
	Meta Financial Group Inc.	29,739	984
*	Axos Financial Inc.	29,345	983
	Ameris Bancorp	26,873	914

		Shares	Market Value ($000)
	Flagstar Bancorp Inc.	25,663	899
	First Hawaiian Inc.	37,931	831
	James River Group Holdings Ltd.	17,047	777
*	PRA Group Inc.	18,391	766
	First Bancorp (XNYS)	88,115	700
	Westamerica Bancorp	12,500	689
*	Seacoast Banking Corp. of Florida	25,957	656
*	Enova International Inc.	30,529	638
*	Triumph Bancorp Inc.	13,605	618
	National Bank Holdings Corp. Class A	18,915	609
	NBT Bancorp Inc.	19,092	572
	Brightsphere Investment Group Inc.	31,480	557
	City Holding Co.	8,267	543
	Piper Sandler Cos.	5,549	511
	Independent Bank Group Inc.	8,802	494
*	Mr Cooper Group Inc.	18,118	483
	BankUnited Inc.	16,655	475
	BancFirst Corp.	8,640	469
	Veritex Holdings Inc.	21,330	463
	First Commonwealth Financial Corp.	47,227	457
	Park National Corp.	4,510	456
	Granite Point Mortgage Trust Inc.	47,442	439
	AMERISAFE Inc.	7,975	436
	Preferred Bank	11,655	429
	Safety Insurance Group Inc.	5,908	421
	Capitol Federal Financial Inc.	32,806	404
	Tompkins Financial Corp.	5,816	370
	Brookline Bancorp Inc.	29,819	339
*	Blucora Inc.	23,124	301
	First Bancorp (XNGS)	8,467	266
	TrustCo Bank Corp.	43,144	262
	ARMOUR Residential REIT Inc.	21,130	224
	Northfield Bancorp Inc.	19,315	215
	Central Pacific Financial Corp.	12,821	210
	FB Financial Corp.	5,824	186
	Greenhill & Co. Inc.	5,600	73
			43,029
Health Care (13.3%)
*	NeoGenomics Inc.	94,917	4,516
*	Glaukos Corp.	38,399	2,591
	CONMED Corp.	24,533	2,500
*	Omnicell Inc.	23,156	2,428
*	Corcept Therapeutics Inc.	89,391	2,024
*	R1 RCM Inc.	99,336	2,014
	Ensign Group Inc.	26,500	1,905
*	BioTelemetry Inc.	29,382	1,628
*	Pacira BioSciences Inc.	24,981	1,514
*	AMN Healthcare Services Inc.	21,808	1,421
*	HMS Holdings Corp.	41,846	1,315
*	Addus HomeCare Corp.	12,791	1,269
*	Xencor Inc.	28,046	1,187
*	Cardiovascular Systems Inc.	34,073	1,174
	US Physical Therapy Inc.	11,039	1,173
*	Select Medical Holdings Corp.	47,881	1,154
*	Pennant Group Inc.	21,623	1,096
*	REGENXBIO Inc.	25,673	894
*	Community Health Systems Inc.	96,652	791
*	Hanger Inc.	32,744	743

		Shares	Market Value ($000)
	Simulations Plus Inc.	13,007	728
*	Coherus Biosciences Inc.	38,919	718
*	CorVel Corp.	7,860	704
	Mesa Laboratories Inc.	2,542	691
*	RadNet Inc.	36,792	685
*	Enanta Pharmaceuticals Inc.	15,354	633
*	MEDNAX Inc.	28,240	571
	LeMaitre Vascular Inc.	14,430	568
*	Innoviva Inc.	54,019	565
*	Cytokinetics Inc.	33,330	560
*	Supernus Pharmaceuticals Inc.	25,324	539
*	Heska Corp.	3,892	486
*	Eagle Pharmaceuticals Inc.	10,409	474
*	Anika Therapeutics Inc.	12,211	462
*	NextGen Healthcare Inc.	25,684	456
*,1	Fulgent Genetics Inc.	10,135	455
*	Lantheus Holdings Inc.	31,583	416
*	Tactile Systems Technology Inc.	9,011	388
*	Cutera Inc.	15,122	378
*	CryoLife Inc.	17,897	373
*	Inogen Inc.	9,760	342
*	Varex Imaging Corp.	20,116	335
*	Vanda Pharmaceuticals Inc.	26,772	327
*	Natus Medical Inc.	15,428	323
*	Amphastar Pharmaceuticals Inc.	16,027	285
*	HealthStream Inc.	14,523	271
*	Orthofix Medical Inc.	7,309	269
*	Spectrum Pharmaceuticals Inc.	52,618	248
*	ANI Pharmaceuticals Inc.	8,248	244
*	Surmodics Inc.	6,450	241
*	Tabula Rasa HealthCare Inc.	7,005	241
*	Zynex Inc.	16,705	233
			47,546
Industrials (18.8%)
*	Saia Inc.	22,475	3,923
	Exponent Inc.	44,369	3,683
	John Bean Technologies Corp.	27,270	3,015
	UFP Industries Inc.	52,576	2,821
	Watts Water Technologies Inc. Class A	23,591	2,764
	UniFirst Corp.	13,107	2,423
*	Aerojet Rocketdyne Holdings Inc.	62,843	2,352
	AAON Inc.	35,015	2,281
	Franklin Electric Co. Inc.	32,952	2,227
	ESCO Technologies Inc.	22,379	2,213
*	Proto Labs Inc.	14,691	2,030
*	SPX Corp.	38,411	1,968
*	SPX FLOW Inc.	36,442	1,953
	Allegiant Travel Co.	11,168	1,901
*	Chart Industries Inc.	17,867	1,847
	Albany International Corp. Class A	26,402	1,809
	Forward Air Corp.	24,051	1,757
	Federal Signal Corp.	51,932	1,611
	Applied Industrial Technologies Inc.	18,964	1,487
*	Vicor Corp.	18,028	1,478
*	Gibraltar Industries Inc.	19,787	1,295
*	American Woodmark Corp.	14,606	1,278
	Brady Corp. Class A	28,301	1,250
	Alamo Group Inc.	8,463	1,149

		Shares	Market Value ($000)
	Barnes Group Inc.	24,773	1,140
	Comfort Systems USA Inc.	21,632	1,090
	Tennant Co.	15,868	1,066
	Mueller Industries Inc.	32,216	1,055
	Moog Inc. Class A	12,635	977
*	AeroVironment Inc.	11,124	950
*	Meritor Inc.	33,554	886
	Cubic Corp.	13,733	804
	Griffon Corp.	38,574	804
	Raven Industries Inc.	30,809	777
*	GMS Inc.	20,200	631
	Triumph Group Inc.	44,761	590
*	CIRCOR International Inc.	17,188	568
*	Harsco Corp.	32,553	552
	Encore Wire Corp.	10,460	540
	Enerpac Tool Group Corp.	23,630	529
	Marten Transport Ltd.	29,259	516
	Lindsay Corp.	4,191	485
	US Ecology Inc.	13,002	441
	Deluxe Corp.	16,192	417
	Heartland Express Inc.	20,051	371
*	MYR Group Inc.	6,747	345
	Viad Corp.	10,520	315
	Apogee Enterprises Inc.	11,328	297
	Interface Inc.	32,711	273
*	Forrester Research Inc.	5,274	218
*	Foundation Building Materials Inc.	10,059	194
	RR Donnelley & Sons Co.	35,992	50
			67,396
Information Technology (22.0%)
	Brooks Automation Inc.	63,398	4,627
	Power Integrations Inc.	51,378	3,668
*	Advanced Energy Industries Inc.	32,946	3,178
*	SPS Commerce Inc.	30,193	3,112
*	LivePerson Inc.	52,896	3,090
*	Alarm.com Holdings Inc.	38,300	2,907
*	Itron Inc.	34,666	2,725
*	FormFactor Inc.	66,235	2,716
*	Viavi Solutions Inc.	196,216	2,658
*	Diodes Inc.	36,086	2,452
*	ExlService Holdings Inc.	29,354	2,444
*	Rogers Corp.	16,051	2,358
*	Fabrinet	31,562	2,156
	EVERTEC Inc.	51,264	1,905
*	Plexus Corp.	25,137	1,878
	ManTech International Corp. Class A	23,331	1,796
	Xperi Holding Corp.	93,209	1,778
*	8x8 Inc.	89,568	1,771
	Progress Software Corp.	38,710	1,552
	NIC Inc.	57,585	1,350
	Badger Meter Inc.	15,769	1,300
*	Perficient Inc.	28,554	1,300
*	OSI Systems Inc.	14,452	1,273
	CSG Systems International Inc.	28,435	1,234
*	Virtusa Corp.	24,437	1,224
*	MicroStrategy Inc. Class A	3,486	1,195
*	Insight Enterprises Inc.	15,373	1,099
*	Ultra Clean Holdings Inc.	34,295	1,085

		Shares	Market Value ($000)
	TTEC Holdings Inc.	15,665	1,060
*	Onto Innovation Inc.	23,077	1,020
*	Knowles Corp.	56,709	963
*	3D Systems Corp.	104,095	952
*	Bottomline Technologies DE Inc.	19,296	881
*	Rambus Inc.	51,820	815
	Kulicke & Soffa Industries Inc.	26,579	809
*	MaxLinear Inc.	25,736	804
	Methode Electronics Inc.	22,258	779
*	Veeco Instruments Inc.	42,651	709
*	Sykes Enterprises Inc.	18,244	687
*	Agilysys Inc.	17,439	652
*	Diebold Nixdorf Inc.	66,765	632
*	Ichor Holdings Ltd.	19,727	629
*	Extreme Networks Inc.	105,332	592
*	OneSpan Inc.	29,107	576
*	Harmonic Inc.	83,745	547
*	FARO Technologies Inc.	7,796	515
*	Cardtronics plc Class A	20,184	490
	Ebix Inc.	13,731	467
	Cohu Inc.	16,195	460
	CTS Corp.	14,979	456
*	ePlus Inc.	5,359	452
*	Digi International Inc.	24,936	428
	Comtech Telecommunications Corp.	21,256	405
*	Axcelis Technologies Inc.	14,958	404
*	CEVA Inc.	10,285	404
	Benchmark Electronics Inc.	15,983	389
*	PDF Solutions Inc.	15,824	349
	PC Connection Inc.	3,965	181
*	Arlo Technologies Inc.	34,230	180
*	DSP Group Inc.	8,731	147
			78,665
Materials (4.3%)
	Balchem Corp.	27,803	2,883
	Cleveland-Cliffs Inc.	192,118	2,115
	Innospec Inc.	21,110	1,737
	HB Fuller Co.	25,237	1,321
	Stepan Co.	10,065	1,169
*	Arconic Corp.	41,718	1,148
	Schweitzer-Mauduit International Inc.	26,945	937
*	Allegheny Technologies Inc.	53,307	719
	Kaiser Aluminum Corp.	8,561	668
	Materion Corp.	9,782	570
	Carpenter Technology Corp.	22,641	553
*	Koppers Holdings Inc.	18,086	490
	Neenah Inc.	6,649	323
	Tredegar Corp.	12,868	203
	American Vanguard Corp.	12,100	183
	Mercer International Inc.	17,802	146
	Haynes International Inc.	4,938	105
			15,270
Other (0.0%)[2]
*,3	Lantheus Holdings Inc. CVR	35,713	—
Real Estate (6.9%)
	Agree Realty Corp.	46,284	3,050
	Innovative Industrial Properties Inc.	18,651	2,866

		Shares	Market Value ($000)
	Essential Properties Realty Trust Inc.	87,519	1,798
	Lexington Realty Trust	116,538	1,190
	National Storage Affiliates Trust	30,331	1,031
	Four Corners Property Trust Inc.	35,642	998
	St. Joe Co.	26,824	885
	Easterly Government Properties Inc.	38,332	830
	Community Healthcare Trust Inc.	18,361	829
	Safehold Inc.	11,859	807
	Washington REIT	33,972	788
	CareTrust REIT Inc.	40,294	783
	American Assets Trust Inc.	25,711	738
	Retail Opportunity Investments Corp.	55,744	724
	Universal Health Realty Income Trust	11,006	665
	LTC Properties Inc.	17,875	662
	NexPoint Residential Trust Inc.	14,096	625
	Brandywine Realty Trust	55,690	620
	Independence Realty Trust Inc.	46,415	598
	Investors Real Estate Trust	8,599	597
	Acadia Realty Trust	40,779	579
	Retail Properties of America Inc. Class A	68,134	552
	Getty Realty Corp.	16,036	455
	Alexander & Baldwin Inc.	26,735	418
*	Marcus & Millichap Inc.	10,516	377
	RE/MAX Holdings Inc. Class A	11,060	346
	SITE Centers Corp.	33,673	340
	Armada Hoffler Properties Inc.	21,907	232
	Urstadt Biddle Properties Inc. Class A	16,297	229
	Saul Centers Inc.	6,257	195
			24,807
Utilities (1.8%)
	American States Water Co.	31,703	2,340
	California Water Service Group	28,448	1,408
	South Jersey Industries Inc.	57,057	1,314
	Chesapeake Utilities Corp.	9,078	944
	Northwest Natural Holding Co.	13,104	628
			6,634
Total Common Stocks (Cost $340,893)			357,481

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[4,5]	Vanguard Market Liquidity Fund (Cost $1,007)	0.109%	10,069	1,007
Total Investments (100.2%) (Cost $341,900)				358,488
Other Assets and Liabilities—Net (-0.2%)				(779)
Net Assets (100%)				357,709
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,015,000.
2	“Other” represents securities that are not classified by the fund’s benchmark index.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $1,006,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2020	2	182	(1)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	357,481	—	—	357,481
Temporary Cash Investments	1,007	—	—	1,007
Total	358,488	—	—	358,488

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	2	—	—	2
1	Represents variation margin on the last day of the reporting period.